CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2016 HKD ($)
Operating activities
Net income	$ 177,974	$ 139,895	$ 692,042
Less: Net income from discontinued operations	(165,924)	(138,282)	(685,982)
Net income from continuing operations	12,050	1,613	6,060
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,984	8,176	8,376
Net gain on disposal of property, plant and equipment	0	0	(545)
Changes in operating assets and liabilities:
Deposits, prepayment and other receivables	(309)	(435)	1,236
Other payables and accruals	19	(1,658)	(19,803)
Tax payables	2,435	524	1,547
Net cash provided by/(used in) continuing operations	22,179	8,220	(3,129)
Net cash provided by/(used in) discontinued operations	3,304	(29,909)	195,060
Net cash provided by/(used in) operating activities	25,483	(21,689)	191,931
Investing activities
Proceeds from disposal of property, plant and equipment	0	0	545
Net cash inflow from disposal of subsidiaries (net of cash disposed of HK$49,666 for the year 2018 , HK$314,079 for the year 2016)	350,655	131,686	703,363
Net cash provided by continuing operations	350,655	131,686	703,908
Net cash used in discontinued operations	(101,410)	(48,943)	(28,059)
Net cash provided by investing activities	249,245	82,743	675,849
Financing activity
Dividends paid	(403,669)	(151,376)	(837,614)
Net cash used in continuing operations	(403,669)	(151,376)	(837,614)
Net cash used in discontinued operations	0	0	(5,815)
Net cash used in financing activities	(403,669)	(151,376)	(843,429)
Net increase/(decrease) in cash and cash equivalents	(128,941)	(90,322)	24,351
Effect of exchange rate changes	6,674	(813)	(13,490)
Cash and cash equivalents, beginning of year	300,588	486,222	475,361
Cash and cash equivalents, end of year	272,820	300,588	486,222
Less: cash and cash equivalents from discontinued operations	0	(94,499)	(335,419)
Cash and cash equivalents, end of year from continuing operations	272,820	300,588	150,803
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	3,082	2,213	1,236
Income taxes paid/(refund)	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	$ 165,506	$ 141,341	$ 131,686